TWO ROADS SHARED TRUST

LJM Preservation and Growth Fund

Class A LJMAX

Class C LJMCX

Class I LJMIX

Incorporated herein by reference is the definitive version of the prospectus for the LJM Preservation and Growth Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 6, 2017 (SEC Accession No. 0001580642-17-001522).